Container Purchases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Intangible asset for the management rights relinquished	$ 8,305	$ 7,748
Container Purchases
Property, Plant and Equipment [Line Items]
Number of containers purchased	102,900	115,500
Cash purchase consideration	203,374	179,443
Intangible asset for the management rights relinquished	8,305	7,748
Container Purchases | Purchase Two
Property, Plant and Equipment [Line Items]
Total purchase consideration	211,679	187,191
Container Purchases | Purchaser Three
Property, Plant and Equipment [Line Items]
Total purchase consideration		$ 187,191